Debt - Schedule of Interest Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Interest expense	$ 354	$ 413	$ 423
Interest income	(13)	(15)	(12)
Interest expense, net	341	398	411
Senior Secured Notes
Debt Instrument [Line Items]
Interest expense	292	344	351
Term Loan Facilities
Debt Instrument [Line Items]
Interest expense	30	37	36
Revolving Credit Facilities
Debt Instrument [Line Items]
Interest expense	29	31	28
Other
Debt Instrument [Line Items]
Interest expense	$ 4	$ 1	$ 8